Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Property, plant and equipment

7 Property, plant and equipment

			Assets in	Total property,
	Land and	Plant and	course of	plant and
	buildings	equipment	construction	equipment
	$m	$m	$m	$m
Cost
At 1 January 2020	5,532	7,383	2,086	15,001
Capital expenditure	10	42	874	926
Transfer of assets into use	137	462	(599)	–
Disposals and other movements	(48)	(615)	(18)	(681)
Exchange adjustments	220	466	135	821
At 31 December 2020	5,851	7,738	2,478	16,067
Additions through business combinations (Note 27)	542	339	254	1,135
Capital expenditure	9	31	1,112	1,152
Transfer of assets into use	236	611	(847)	–
Disposals and other movements	(92)	(469)	(200)	(761)
Exchange adjustments	(169)	(347)	(69)	(585)
At 31 December 2021	6,377	7,903	2,728	17,008
Capital expenditure	5	19	1,042	1,066
Transfer of assets into use	226	683	(909)	–
Transferred to Assets held for sale (Note 18)	(434)	(293)	–	(727)
Disposals and other movements	(425)	(146)	28	(543)
Exchange adjustments	(309)	(610)	(236)	(1,155)
At 31 December 2022	5,440	7,556	2,653	15,649
Depreciation and impairment
At 1 January 2020	2,505	4,808	–	7,313
Depreciation charge for the year	227	462	–	689
Impairment (reversal)/charge	(1)	2	12	13
Disposals and other movements	(42)	(606)	(12)	(660)
Exchange adjustments	137	324	–	461
At 31 December 2020	2,826	4,990	–	7,816
Depreciation charge for the year	231	493	–	724
Impairment (reversal)/charge	(1)	121	223	343
Disposals and other movements	(74)	(428)	(223)	(725)
Exchange adjustments	(105)	(228)	–	(333)
At 31 December 2021	2,877	4,948	–	7,825
Depreciation charge for the year	286	566	–	852
Impairment charge/(reversal)	20	8	(28)	–
Transferred to Assets held for sale (Note 18)	(300)	(277)	–	(577)
Disposals and other movements	(227)	(188)	28	(387)
Exchange adjustments	(167)	(404)	–	(571)
At 31 December 2022	2,489	4,653	–	7,142
Net book value
At 31 December 2020	3,025	2,748	2,478	8,251
At 31 December 2021	3,500	2,955	2,728	9,183
At 31 December 2022	2,951	2,903	2,653	8,507

Impairment charges in 2021 totalling $343m were recognised for Plant and equipment and Assets in course of construction due to the rationalisation of our manufacturing capacity and footprint across certain production sites as a result of restructuring programmes, including the Post Alexion Acquisition Group Review (see Note 2). These charges were recognised in Cost of sales. The revised carrying value of the impacted assets is nil, under fair value less costs to sell.

	2022	2021	2020
	$m	$m	$m
The net book value of land and buildings comprised:
Freeholds	2,555	2,985	2,583
Leaseholds	396	515	442